Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans

16. Retirement Plans

Employees of the Company may participate in a 401k plan, which provides for matching contributions from the Company. Expenses related to this plan were $676, $3,340, $2,071 and $1,312 for the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively. The maximum Company matching contribution was increased from 2% of eligible compensation in 2010 to 2.5% of eligible compensation in 2011.